EQUITY INCENTIVE PLANS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) Share year $ / shares	Dec. 31, 2022 CAD ($) Share $ / shares
Equity Incentive Plans [Abstract]
Description of vesting requirements for share-based payment arrangement	Stock options vest over a two year period from the date of grant unless otherwise determined by the directors.
Description of maximum term of options granted for share-based payment arrangement	The maximum stock option term is 10 years.
Maximum stock options authorized | Share	3,776,354
Stock options recognized in statement of loss and comprehensive loss | $	$ 348,456	$ 735,909
Stock options exploration and evaluation assets | $	$ 391,057	$ 739,042
Average fair value of share price | $ / shares	$ 2.31	$ 2.66
Number of share options exercisable in share-based payment arrangement | Share	6,059,662
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 1.54
Weighted average remaining contractual life of exercisable share options (years) | year	1.3
Number of share options granted in share-based payment arrangement | Share	315,000	2,181,000
Maximum RSUs authorized | Share	1,193,390
Expense recognized for RSUs | $	$ 383,852	$ 521,154
RSU expense capitalized in exploration and evaluation assets | $	$ 254,475	250,116
Maximum DSUs authorised | Share	1,481,911
Expenses recognized for DSUs | $	$ 351,120	$ 290,640